Leases - Schedule of Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 168,375	$ 183,815
Operating lease liabilities – current	119,579	104,088
Operating lease liabilities – non-current	13,867	80,636
Total operating lease liabilities	$ 133,446	$ 184,724
Weighted average remaining lease term (years)	1 year
Weighted average discount rate	3.00%